Convertible Preferred Stock - Schedule of Authorized, Issued, And Outstanding Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2024
Temporary Equity [Line Items]
Convertible preferred shares authorized		12,550,441
Convertible preferred shares issued		8,048,573
Convertible preferred outstanding		8,048,573
Net proceeds (in Dollars)		$ 219,175
Aggregate liquidation preference (in Dollars)		$ 222,345
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred shares authorized	[1]	1,631,226
Convertible preferred shares issued	[1]	1,573,999
Convertible preferred outstanding		1,573,999	[1]
Original issue price (in Dollars per share)	[1]	$ 3.168
Net proceeds (in Dollars)	[1]	$ 4,924
Aggregate liquidation preference (in Dollars)	[1]	$ 4,986
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred shares authorized		2,834,955
Convertible preferred shares issued		2,511,007
Convertible preferred outstanding		2,511,007
Original issue price (in Dollars per share)		$ 11.4994
Net proceeds (in Dollars)		$ 28,785
Aggregate liquidation preference (in Dollars)		$ 28,875
Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred shares authorized		1,708,298
Convertible preferred shares issued		1,498,516
Convertible preferred outstanding		1,498,516
Original issue price (in Dollars per share)		$ 28.728
Net proceeds (in Dollars)		$ 42,921
Aggregate liquidation preference (in Dollars)		$ 43,049
Series D Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred shares authorized		2,424,334
Convertible preferred shares issued		1,312,722
Convertible preferred outstanding		1,312,722
Original issue price (in Dollars per share)		$ 54.3907
Net proceeds (in Dollars)		$ 69,453
Aggregate liquidation preference (in Dollars)		$ 71,400
Series E Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred shares authorized	[2]	3,951,628
Convertible preferred shares issued	[2]	1,152,329
Convertible preferred outstanding		1,152,329	[2]
Original issue price (in Dollars per share)	[2]	$ 64.2483
Net proceeds (in Dollars)	[2]	$ 73,092
Aggregate liquidation preference (in Dollars)	[2]	$ 74,035

[1]	Includes 56,080 shares of Series A convertible preferred stock issued at a price of $3.01 per share, representing a 5% discount from the original issuance price, from simultaneous extinguishment of convertible notes.
[2]	Includes 838,702 shares of Series E convertible preferred stock issued at a price of $54.61 per share, representing a 15% discount from the original issuance price, from simultaneous extinguishment of convertible notes.